SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of allocation of share-based compensation expenses

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Selling and marketing	50,430	60,474	69,799
General and administrative	111,307	98,243	40,313
Research and development	46,206	60,013	53,041
Total	207,943	218,730	163,153

Summary of share option activities under the option plans

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average	Aggregate
	Number	Exercise	Contract Life	Grant Date	Intrinsic
	of Options	Price	(years)	Fair Value	Value
		US$		US$	US$
Outstanding at January 1, 2023	10,404,360	0.67	5.06	2.11	11,219
Exercised	(3,984,236)	0.46		1.86
Forfeited	(270,040)	0.80		3.86
Outstanding at December 31, 2023	6,150,084	0.76	4.59	2.20	404
Vested and expect to vest at December 31, 2023	6,150,084	0.76	4.59	2.20	404
Exercisable at December 31, 2023	5,632,464	0.76	4.43	2.01	389

Restricted share units
SHARE-BASED COMPENSATION
Summary of restricted shares activity

	Number of	Weighted Average
	Restricted Share	Grant Date
	Units	Fair Value
		US$
Nonvested at January 1, 2023	19,629,929	3.39
Granted	8,479,188	1.66
Vested	(5,524,008)	3.60
Forfeited	(4,541,889)	3.18
Nonvested at December 31, 2023	18,043,220	2.51
Expected to vest at December 31, 2023	18,043,220	2.51